As filed with the Securities and Exchange Commission on 9/26/07

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10495

Fort Pitt Capital Funds
(Exact name of registrant as specified in charter)

680 Andersen Drive, Foster Plaza Ten, Pittsburgh, Pennsylvania 15220
(Address of principal executive offices) (Zip code)

Douglas W. Kreps, 680 Andersen Drive, Foster Plaza Ten, Pittsburgh, Pennsylvania 15220
(Name and address of agent for service)

412-921-1822
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2007

Item 1. Schedule of Investments.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

COMMON STOCKS - 85.1%	Shares	Value

Aerospace & Defense - 6.7%
The Boeing Company	15,200	$ 1,572,136
Honeywell International, Inc.	30,000	1,725,300
		3,297,436
Air Freight & Logistics - 1.8%
FedEx Corp.	8,000	885,920
Airlines - 1.7%
Alaska Air Group, Inc. *	35,000	816,550
Biotechnology - 1.0%
Amgen, Inc. *	9,200	494,408
Building Products - 0.0%
Trex Company, Inc. *	700	11,690
Capital Markets - 6.3%
Bank Of New York Mellon Corp	30,000	1,276,500
The Charles Schwab Corporation	40,000	805,200
W.P. Stewart & Co., Ltd +	95,800	1,039,430
		3,121,130
Commercial Banks - 3.5%
F.N.B. Corporation	48,700	730,987
PNC Financial Services Group	9,000	599,850
Sovereign Bancorp, Inc.	21,000	401,940
		1,732,777
Communications Equipment - 0.9%
Spectrum Control, Inc. *	27,399	447,152
Computers & Peripherals - 5.7%
Dell, Inc. *	18,000	503,460
EMC Corporation *	30,000	555,300
SanDisk Corporation *	33,100	1,775,153
		2,833,913
Diversified Financial Services - 5.3%
CIT Group, Inc.	34,000	1,400,120
Citigroup, Inc.	26,000	1,210,820
		2,610,940
Diversified Telecommunication Services - 12.2%
ALLTEL Corporation	5,600	369,320
AT&T, Inc.	60,000	2,349,600
IDT Corporation - Class B	50,000	499,000
North Pittsburgh Systems, Inc.	30,000	698,700
Telefonos de Mexico SA de CV - ADR	20,000	683,400
Verizon Communications, Inc.	30,000	1,278,600
Windstream Corporation	10,339	142,264
		6,020,884
Grocery Stores - 2.6%
Koninklijke Ahold NV - ADR *	100,000	1,266,000
Health Care Equipment & Supplies - 1.5%
Advanced Medical Optics, Inc. *	24,000	725,520
Industrial Conglomerates - 6.7%
General Electric Company	35,700	1,383,732
Loews Corporation	30,000	1,422,000
Matthews International Corporation - Class A	13,000	497,380
		3,303,112

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)
July 31, 2007 (Unaudited)

COMMON STOCKS - 85.1%	Shares	Value
Insurance - 4.6%
Arthur J. Gallagher & Co.	30,000	827,400
Erie Indemnity Company - Class A	15,000	774,600
The Hartford Financial Services Group, Inc.	7,500	689,025
		2,291,025
Machinery - 8.8%
Ingersoll-Rand Company - Class A +	25,000	1,258,000
ITT Industries, Inc.	16,000	1,006,080
Joy Global, Inc.	22,200	1,098,678
Parker Hannifin Corporation	10,000	986,800
		4,349,558
Media - 3.2%
Comcast Corporation - Class A *	60,000	1,576,200
Metals & Mining - 0.5%
Alcoa, Inc.	7,000	267,400
Oil & Gas - 1.0%
El Paso Corporation	30,000	499,500
Pharmaceuticals - 5.3%
Allergan, Inc.	20,000	1,162,600
Pfizer, Inc.	5,000	117,550
Wyeth	27,000	1,310,040
		2,590,190
Road & Rail - 0.8%
Dollar Thrifty Automotive Group, Inc. *	10,000	369,200
Semiconductor & Semiconductor Equipment - 1.4%
Texas Instruments, Inc.	20,000	703,800
Software - 3.6%
CA Inc.	40,000	1,003,200
Microsoft Corporation	20,000	579,800
OPNET Technologies, Inc. *	20,000	207,800
		1,790,800
TOTAL COMMON STOCKS (Cost $29,809,718)		42,005,105
EXCHANGE TRADED FUND - 1.8%
iShares MSCI Japan Index Fund +	60,000	865,800
TOTAL EXCHANGE TRADED FUND (Cost $743,483)		865,800
	Principal
SHORT TERM INVESTMENTS - 12.7%	Amount	Value
U.S. Treasury Bill - 10.6%
5.025%, 8/16/2007	$5,215,000	5,205,196
Variable Rate Demand Notes - 2.1%
Aim Liquid Assets, 5.22% **	1,048,859	1,048,859
TOTAL SHORT TERM INVESTMENTS (Cost $6,254,055)		6,254,055
Total Investments - 99.6% (Cost $36,807,256)		49,124,960
Other Assets in Excess of Liabilities - 0.4%		220,953
TOTAL NET ASSETS - 100.0%		$ 49,345,913

* Non-income producing security.
+ U.S. Security of foreign company.
ADR American Depositary Receipt.
** Variable rate security. The rate listed is as of July 31, 2007.

The cost basis of investments for federal income tax purposes at July 31, 2007 was as follows*:

Cost of investments	$36,807,256

Gross unrealized appreciation	13,203,682
Gross unrealized depreciation	(885,978)
Net unrealized appreciation	$12,317,704

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Fort Pitt Capital Funds

By (Signature and Title)    /s/ Douglas W. Kreps
Douglas W. Kreps, President

Date      9/20/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Douglas W. Kreps
Douglas W. Kreps, President

Date        9/20/07

By (Signature and Title)*      /s/ Charles A. Smith
Charles A. Smith, Treasurer

Date       9/20/07

* Print the name and title of each signing officer under his or her signature.